Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Tables
Schedule of acquired intangible assets

Information for acquired intangible assets at December 31 follows:

(Dollars in thousands)

	2012		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Core deposit intangible	$4,134	$2,549	$4,134	$2,136
Other intangible assets	347	208	347	173
Totals	$4,481	$2,757	$4,481	$2,309

Schedule of estimated amortization expense for the next four years

The estimated amortization expense for the next four years ending December 31 is as follows:

(Dollars in thousands)

	Core Deposit Intangible	Other Intangible Assets	Total
2013	$413	35	448
2014	413	35	448
2015	413	35	448
2016	346	34	380
Total	$1,585	$139	$1,724